SHARE-BASED COMPENSATION (Details 3) (Nonvested restricted stock) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Performance or market condition	Jul. 31, 2012 Performance or market condition Minimum	Jul. 31, 2012 Performance or market condition Maximum	Jul. 31, 2012 Performance or market condition Second anniversary of the stated vesting commencement date	Jul. 31, 2012 Performance or market condition Vesting ratably over the following two years	Jul. 31, 2012 Performance Condition	Jul. 31, 2012 Market Condition
Share based compensation
Period with ending date of December 31, 2014, for assessment of performance or market conditions									3 years	3 years
Share-based payment award, vesting percentage							50.00%	50.00%
Period for remaining percentage vested								2 years
Percentage of option exercisable					0.00%	200.00%
Significant assumptions
Risk-free interest rate			0.29%
Expected volatility			48.41%
Number of nonvested restricted stocks granted based on the performance				1,557,408
Nonvested restricted stock activity
Nonvested restricted stocks outstanding at the beginning of the period (in shares)	3,637,956	3,637,956
Granted (in shares)	1,167,100	1,167,100							1,059,977	213,209
Adjusted based on actual performance (in shares)	284,222	284,222
Forfeited (in shares)	(298,818)	(298,818)
Vested (in shares)	(1,553,220)	(1,553,220)
Nonvested restricted stocks outstanding at the end of the period (in shares)	3,237,240	3,237,240
Weighted average grant date fair value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares)	$ 3.33
Granted (in dollars per shares)	$ 6.11
Adjusted based on acutal performance (in dollars per share)	$ 2.75
Forfeited (in dollars per shares)	$ 5.11
Vested (in dollars per shares)	$ 3.04
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares)	$ 4.25
Total unrecognized compensation expense		61,063
Weighted-average period for recognition of unrecognized compensation costs	2 years 8 months 1 day	2 years 8 months 1 day
Total fair value of nonvested restricted stocks, vested		59,475	7,089